Condensed Consolidated Balance Sheets (Unaudited) (Q3) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 3,634	$ 5,480	$ 15,595
Accounts receivable	528	786	545
Inventory	1,612	1,658	1,588
Other current assets	277	203	136
Total current assets	6,051	8,127	17,864
Property, plant and equipment, net	1,025	536	570
Operating lease right-of-use asset, net	487	0
Other assets	21	113	21
TOTAL ASSETS	7,584	8,776	18,455
Current liabilities
Accounts payable	1,427	1,133	862
Accrued compensation	1,242	1,498	1,021
Current portion of operating lease liability	181	0
Other current liabilities	87	209	208
Total current liabilities	2,937	2,840	2,091
Operating lease liability	309	0
Total liabilities	3,246	2,840	2,217
Commitments and contingencies
Stockholders' equity
Preferred stock	0	0	0
Common stock as of September 30, 2019 and December 31, 2018, par value $0.0001 per share; authorized 100,000,000 shares, issued and outstanding 2,879,162 and 513,445, respectively	0	0	0
Additional paid-in capital	216,173	204,101	197,367
Accumulated other comprehensive income:
Foreign currency translation adjustment	1,219	1,223	1,227
Accumulated deficit	(213,054)	(199,388)	(182,356)
Total stockholders' equity	4,338	5,936	16,238
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	7,584	8,776	18,455
Series A Junior Participating Preferred Stock [Member]
Stockholders' equity
Preferred stock	0	0	0
Series F Convertible Preferred Stock [Member]
Stockholders' equity
Preferred stock	0	0	$ 0
Series G Convertible Preferred Stock [Member]
Stockholders' equity
Preferred stock	$ 0	$ 0